Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses
Prepaid external purchases	€ 780	€ 611	€ 651
Other prepaid operating expenses	72	240	199
Total prepaid expenses	€ 851	€ 851	€ 850	€ 730